Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Director and Officers [Member]
Related Party Transaction [Line Items]
Amounts of transaction			$ 100		$ 300
Director [Member]
Related Party Transaction [Line Items]
Amounts of transaction			0		$ 0
Marketing services expense	$ 113	$ 99	347	$ 261
Key management personnel and directors [Member]
Related Party Transaction [Line Items]
Salaries and wages expense	600	200	1,600	900
Share-based payments	$ 2,800	$ 2,400	$ 9,900	$ 3,900